IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,180	$ 3,721
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,124
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	945
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	665
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	446
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	86	414
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	77
Less than 1 month [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	125	176
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	123
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
Later than one months and not later than three months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,160	221
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	222
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	936
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	248	320
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	238
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	207	185
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	206
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	530	483
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	526
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	772	735
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	679
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	77
2 - 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	16
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,052	$ 1,187
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	53
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	580
Over 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 419